SCHEDULE OF LEASES EXPENSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating lease cost	$ 66,672	$ 54,904	$ 73,351	$ 23,468	$ 23,013
Cost of other leases with period less than one year and variable lease costs	13,092	3,226	6,664
Lease expenses	$ 53,580	$ 51,678	$ 80,015	$ 23,468	$ 23,013
Operating Lease, Weighted Average Discount Rate, Percent	3.63%	3.63%	3.63%	3.63%